Balance Sheet Details - Schedule of Consolidated Balance Sheet Details (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets:
Prepaid insurance	$ 951	$ 2
Prepaid trade shows	85	19
Other current assets	25	5
Total prepaid expenses and other current assets	1,061	26
Property and equipment, gross:
Laboratory equipment	1,135	314
Computer equipment	15	3
Furniture and fixtures	34	34
Leasehold improvements	32	14
Total property and equipment, gross	1,216	365
Less accumulated depreciation	(239)	(150)
Total property and equipment, net	977	215
Accrued liabilities:
Accrued consulting services	37	23
Accrued interest		164
Accrued printing fees	55
Deferred rent	88	85
Other accrued expenses	38	14
Total accrued liabilities	218	286
Accrued compensation:
Accrued paid time off	309	234
Accrued bonus and deferred compensation	465	246
Accrued severance	368
Total accrued compensation	$ 1,142	$ 480